Commitments	6 Months Ended
Jun. 30, 2022
Commitments
Commitments

 11.       Commitments

The Company enters into time charter arrangements on its vessels. These non-cancellable arrangements had remaining terms between nil days to approximately three months as at June 30, 2022, assuming redelivery at the earliest possible date. As at December 31, 2021, the non-cancellable arrangements had remaining terms between nil days to two and a half months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as at June 30, 2022 and December 31, 2021, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration; in addition early delivery of the vessels by the charterers is not accounted for):

	June 30, 2022	December 31, 2021
Within one year	9,123	6,082
Total	9,123	6,082

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel.

The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $8,712 and $6,208 for the periods ended June 30, 2022 and 2021, respectively. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was $28,690 and $5,788 for the periods ended June 30, 2022 and 2021, respectively.

As further discussed in Note 4, the Company has recognised a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

The depreciation charge for right-of-use assets for the period ended June 30, 2022 and 2021, was approximately $171 and $56 respectively, and the interest expense on lease liability for the period ended June 30, 2022 and 2021, was approximately $31 and $20, respectively, and recognised in the income statement component of the condensed consolidated statement of comprehensive income/(loss) under depreciation and interest expense and finance costs, respectively.

At June 30, 2022 and December 31, 2021, the current lease liabilities amounted to $362 and $349, respectively, and the non-current lease liabilities amounted to $396 and $556, respectively, and are included in the accompanying condensed consolidated statements of financial position.

11.       Commitments (continued)

On April 29, 2022, the Company assumed a commitment amounting to $37.5 million, which is the price of the new building construction that will be built at Nihon Shipyard Co. in Japan and is scheduled to be delivered during the first half of 2024, following the contract entered on April 29, 2022, (see also Note 5). In May 2022 the Company paid the 1st instalment of $7.4 million.

Furthermore, on May 13, 2022, the Company assumed a commitment amounting to $70.3 million, which is the price of the two new buildings construction that will be built Nantong COSCO KHI Ship Engineering Co. in China and the first one scheduled to be delivered during the third half of 2024, and the second one scheduled during the fourth quarter of 2024, following the contracts entered on May 13, 2022, (see also Note 5). In May 2022 the Company paid the 1st instalment of $13.8 million for both vessels under construction.